Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	COMMUNICATION SERVICES — 1.8%
335	EverQuote, Inc.*	$2,285
875	Magnite, Inc.*	5,749
		8,034
	CONSUMER DISCRETIONARY — 15.0%
58	Installed Building Products, Inc.	4,697
33	Lithia Motors, Inc. - Class A	7,080
78	Marriott Vacations Worldwide Corp.	9,505
138	Monarch Casino & Resort, Inc.*	7,747
78	Ollie's Bargain Outlet Holdings, Inc.*	4,025
128	Planet Fitness, Inc. - Class A*	7,381
214	Skyline Champion Corp.*	11,314
380	Topgolf Callaway Brands Corp.*	7,319
57	Wingstop, Inc.	7,149
		66,217
	CONSUMER STAPLES — 5.9%
445	elf Beauty, Inc.*	16,741
214	Performance Food Group Co*	9,191
		25,932
	FINANCIALS — 5.7%
204	Axos Financial, Inc.*	6,983
312	BRP Group, Inc. - Class A*	8,221
168	National Bank Holdings Corp. - Class A	6,214
74	Triumph Bancorp, Inc.*	4,022
		25,440
	HEALTH CARE — 25.8%
353	AdaptHealth Corp.*	6,629
117	Apollo Medical Holdings, Inc.*	4,563
317	Artivion, Inc.*	4,387
419	Avid Bioservices, Inc.*	8,011
135	Axonics, Inc.*	9,509
106	Bruker Corp.	5,624
1,146	Cerus Corp.*	4,126
170	Cullinan Oncology, Inc.*	2,179
205	Halozyme Therapeutics, Inc.*	8,106
123	Intra-Cellular Therapies, Inc.*	5,723
72	Ionis Pharmaceuticals, Inc.*	3,185
251	Iovance Biotherapeutics, Inc.*	2,405
62	Keros Therapeutics, Inc.*	2,333
219	Kezar Life Sciences, Inc.*	1,886
33	LHC Group, Inc.*	5,401
30	Ligand Pharmaceuticals, Inc.*	2,583

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
91	LivaNova PLC*,1	$4,620
150	NuVasive, Inc.*	6,572
108	Omnicell, Inc.*	9,399
131	Protagonist Therapeutics, Inc.*	1,104
70	Reata Pharmaceuticals, Inc. - Class A*	1,759
173	Surgery Partners, Inc.*	4,048
122	Tandem Diabetes Care, Inc.*	5,838
100	Travere Therapeutics, Inc.*	2,464
80	Zentalis Pharmaceuticals, Inc.*	1,733
		114,187
	INDUSTRIALS — 21.8%
418	Array Technologies, Inc.*	6,930
120	ASGN, Inc.*	10,844
88	Axon Enterprise, Inc.*	10,186
143	Casella Waste Systems, Inc. - Class A*	10,924
27	Chart Industries, Inc.*	4,978
61	John Bean Technologies Corp.	5,246
116	Mercury Systems, Inc.*	4,710
67	NV5 Global, Inc.*	8,296
69	Tetra Tech, Inc.	8,869
133	Trex Co., Inc.*	5,844
95	UFP Industries, Inc.	6,855
316	WillScot Mobile Mini Holdings Corp.*	12,744
		96,426
	INFORMATION TECHNOLOGY — 20.2%
239	CI&T, Inc. - Class A*,1	2,244
64	Elastic N.V.*,1	4,591
86	Euronet Worldwide, Inc.*	6,515
72	Five9, Inc.*	5,399
1,188	Infinera Corp.*	5,750
315	LivePerson, Inc.*	2,967
183	MACOM Technology Solutions Holdings, Inc.*	9,478
194	MaxLinear, Inc.*	6,328
246	PagerDuty, Inc.*	5,675
44	Paylocity Holding Corp.*	10,630
430	Ping Identity Holding Corp.*	12,070
108	Shift4 Payments, Inc. - Class A*	4,818
26	Synaptics, Inc.*	2,574
127	WNS Holdings Ltd. ADR*	10,394
		89,433
	REAL ESTATE — 3.6%
527	Independence Realty Trust, Inc. - REIT	8,817

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
81	Innovative Industrial Properties, Inc. - REIT	$7,168
		15,985
	TOTAL COMMON STOCKS
	(Cost $500,458)	441,654

Principal Amount
	SHORT-TERM INVESTMENTS — 4.8%
$21,442	UMB Bank Demand Deposit, 0.01%[2]	21,442
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,442)	21,442
	TOTAL INVESTMENTS — 104.6%
	(Cost $521,900)	463,096
	Liabilities in Excess of Other Assets — (4.6)%	(20,388)
	NET ASSETS — 100.0%	$442,708

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.